Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Series Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	bsfi_SupplementTextBlock

BLACKROCK SERIES FUND, INC.

BlackRock Government Money Market Portfolio

(the “Fund”)

Supplement dated July 7, 2017

to the Fund’s Prospectus dated May 1, 2017

The following changes are made to the Fund’s Prospectus:

The table in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Government Money Market Portfolio — Performance Information” is deleted in its entirety and replaced with the following:

As of 12/31/16 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Government Money Market Portfolio	0.00%	0.00%	0.81%

BlackRock Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsfi_SupplementTextBlock

BLACKROCK SERIES FUND, INC.

BlackRock Government Money Market Portfolio

(the “Fund”)

Supplement dated July 7, 2017

to the Fund’s Prospectus dated May 1, 2017

The following changes are made to the Fund’s Prospectus:

The table in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Government Money Market Portfolio — Performance Information” is deleted in its entirety and replaced with the following:

As of 12/31/16 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Government Money Market Portfolio	0.00%	0.00%	0.81%

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/16 Average Annual Total Returns
BlackRock Government Money Market Portfolio | BlackRock Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.81%